UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2010
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Children's Investment Fund Management (UK) LLP
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Address:   7 Clifford Street
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           London W1S 2WE
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           England
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Form 13F File Number:      028-11900
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Angus Milne
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Title:     Head of Compliance
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Phone:     +44 20 7440 2330
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Angus Milne             London, England       August 16, 2010
       ------------------------   ----------------------  -----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              13
                                               -------------

Form 13F Information Table Value Total:         $4,001,748
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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


        COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5     COLUMN 6  COLUMN 7        COLUMN 8
                                                                                                             VOTING AUTHORITY
                                                        VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER      SOLE     SHARED   NONE
     NAME OF ISSUER          TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGER
COCA COLA CO                  COM           191216100  305,370   6,092,774 SH        SOLE      N/A       6,092,774
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD  20441W203   46,383     459,191 SH        SOLE      N/A         459,191
COMPASS MINERALS INTL INC     COM           20451N101    2,236      31,815 SH        SOLE      N/A          31,815
DISNEY WALT CO                COM DISNEY    254687106  559,980  17,777,131 SH        SOLE      N/A      17,777,131
LOCKHEED MARTIN CORP          COM           539830109  266,650   3,579,200 SH        SOLE      N/A       3,579,200
MOLSON COORS BREWING CO       CL B          60871R209  282,823   6,676,650 SH        SOLE      N/A       6,676,650
MOODYS CORP                   COM           615369105      943      47,360 SH        SOLE      N/A          47,360
ORACLE CORP                   COM           68389X105  295,941  13,790,360 SH        SOLE      N/A      13,790,360
PHILIP MORRIS INTL INC        COM           718172109      913      19,920 SH        SOLE      N/A          19,920
UNION PAC CORP                COM           907818108  793,084  11,409,632 SH        SOLE      N/A      11,409,632
VIACOM INC NEW                CL B          92553P201  582,271  18,561,385 SH        SOLE      N/A      18,561,385
VISA INC                      COM CL A      92826C839  603,009   8,523,101 SH        SOLE      N/A       8,523,101
WELLPOINT INC                 COM           94973V107  262,146   5,357,565 SH        SOLE      N/A       5,357,565
